UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers®Aggressive Growth Portfolio	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 64.1%
COMMON STOCKS: 64.1%
CONSUMER DISCRETIONARY: 7.2%
Accor SA	95	$3,163
Arbitron, Inc.	630	23,877
Cinemark Holdings, Inc.	39	875
Comcast Corp., Class A	26	930
Comcast Corp., Special, Class A	1,216	42,317
DeVry, Inc.	1,255	28,564
DISH Network Corp., Class A	1,247	38,171
Ethan Allen Interiors, Inc.	60	1,315
Ford Motor Co.	319	3,145
Gannett Co, Inc.	1,970	34,968
Gentex Corp.	515	8,760
Hanesbrands, Inc. (a)	455	14,505
Hennes & Mauritz AB, B Shares	95	3,306
Home Depot, Inc.	595	35,920
International Game Technology	2,070	27,096
International Speedway Corp., Class A	610	17,306
Interpublic Group of Cos., Inc., The	2,170	24,130
Johnson Controls, Inc.	137	3,754
Macy’s, Inc.	41	1,542
Madison Square Garden Company, The, Class A (a)	250	10,068
McDonald’s Corp.	191	17,524
Meredith Corp.	375	13,125
Mohawk Industries, Inc. (a)	200	16,004
Newell Rubbermaid, Inc.	985	18,804
News Corp., Class A	1,699	41,676
NIKE, Inc., Class B	231	21,924
Nordstrom, Inc.	150	8,277
O’Reilly Automotive, Inc. (a)	323	27,009
PulteGroup, Inc. (a)	1,745	27,048
Royal Caribbean Cruises, Ltd.	755	22,809
Scripps Networks Interactive, Class A	1,189	72,802
SES SA	764	20,776
Shaw Communications, Inc., Class B	2,285	46,843
Sotheby’s	255	8,033
Staples, Inc.	291	3,352
Starbucks Corp.	79	4,009
Target Corp.	2,334	148,139
Time Warner Cable, Inc.	585	55,610
Time Warner, Inc.	1,493	67,678
Toll Brothers, Inc. (a)	425	14,123
Washington Post Co., The, Class B	35	12,706

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
WMS Industries, Inc. (a)	985	$16,134
		1,008,117

CONSUMER STAPLES: 7.2%
Coca-Cola Co., The	786	29,813
Cosan, Ltd., Class A	211	3,346
CVS Caremark Corp.	2,544	123,180
Danone SA	69	4,246
HJ Heinz Co.	312	17,456
Ingredion, Inc.	150	8,274
JM Smucker Co., The	781	67,424
Kellogg Co.	673	34,767
Kimberly-Clark Corp.	459	39,373
L’Oreal SA	37	4,575
McCormick & Co., Inc.	2,142	132,890
Natura Cosmeticos SA	165	4,497
PepsiCo, Inc.	1,862	131,774
Procter & Gamble Co., The	2,564	177,839
Safeway, Inc.	878	14,127
Svenska Cellulosa AB, B Shares	361	6,712
Sysco Corp.	2,694	84,241
TESCO PLC	845	4,538
Unilever NV (Netherlands)	95	3,369
Unilever NV	2,230	79,120
United Natural Foods, Inc. (a)	120	7,015
WD-40 Co.	485	25,530
		1,004,106

ENERGY: 6.6%
Apache Corp.	210	18,159
Baker Hughes, Inc.	163	7,372
BG Group PLC, ADR	4,113	83,494
Cimarex Energy Co.	1,013	59,311
ConocoPhillips	838	47,917
Contango Oil & Gas Co. (a)	390	19,165
Energen Corp.	1,095	57,389
Energy XXI Bermuda, Ltd.	540	18,873
Ensco PLC, Class A	115	6,274
EQT Corp.	165	9,735
Kinder Morgan Management LLC	942	71,969
Newfield Exploration Co. (a)	2,506	78,488
Noble Corp. (a)	896	32,059
Noble Energy, Inc.	643	59,613

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Pembina Pipeline Corp.	394	$11,071
Petroleo Brasileiro SA, ADR	461	10,575
Rosetta Resources, Inc. (a)	75	3,593
Royal Dutch Shell PLC, ADR	811	56,292
Sasol Ltd., ADR	38	1,694
Seadrill, Ltd.	816	32,004
Spectra Energy Corp.	1,537	45,126
Statoil ASA, ADR	1,193	30,767
Suncor Energy, Inc.	658	21,615
Targa Resources Corp.	39	1,963
Total SA, ADR	408	20,441
W&T Offshore, Inc.	3,090	58,030
Weatherford International, Ltd. (a)	1,772	22,469
Williams Cos., Inc., The	1,063	37,173
		922,631

FINANCIALS: 9.4%
American Express Co.	1,425	81,026
American Tower Corp., REIT	188	13,421
Artio Global Investors, Inc.	1,705	5,081
Banco Bradesco SA, ADR	285	4,580
Bank of Montreal	194	11,454
Bank of New York Mellon Corp., The	710	16,060
BlackRock, Inc.	224	39,939
Capital One Financial Corp.	438	24,970
CapitaLand, Ltd.	521	1,342
CBRE Group, Inc., Class A (a)	1,170	21,540
Charles Schwab Corp., The	7,239	92,587
Cincinnati Financial Corp.	542	20,536
City National Corp.	220	11,332
CME Group, Inc.	918	52,601
Digital Realty Trust, Inc., REIT	335	23,400
First American Financial Corp.	2,920	63,276
First Horizon National Corp.	3,410	32,838
HCP, Inc., REIT	451	20,060
Hospitality Properties Trust, REIT	953	22,662
IntercontinentalExchange, Inc. (a)	282	37,622
Janus Capital Group, Inc.	3,715	35,070
Jones Lang LaSalle, Inc.	337	25,730
JPMorgan Chase & Co.	1,802	72,945
KKR & Co., LP	1,660	25,083
Lazard, Ltd., Class A	2,594	75,823

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
Loews Corp.	628	$25,911
Marsh & McLennan Cos., Inc.	987	33,489
MetLife, Inc.	790	27,223
Pinnacle Financial Partners, Inc. (a)	965	18,644
Plum Creek Timber Co., Inc., REIT	74	3,244
Progressive Corp., The	4,946	102,580
Royal Bank of Canada (Canadian)	58	3,336
SEI Investments Co.	1,690	36,251
State Street Corp.	1,007	42,254
Travelers Cos., Inc., The	532	36,314
U.S. Bancorp	1,952	66,954
Unibail-Rodamco SE, REIT	18	3,587
Valley National Bancorp	973	9,749
Wells Fargo & Co.	2,116	73,065
		1,313,579

HEALTH CARE: 8.0%
Abbott Laboratories	717	49,158
Agilent Technologies, Inc.	20	769
Baxter International, Inc.	478	28,804
Becton Dickinson & Co.	926	72,747
Bio-Rad Laboratories, Inc., Class A (a)	287	30,629
Bristol-Myers Squibb Co.	89	3,004
Celgene Corp. (a)	4	306
Charles River Laboratories Intl., Inc. (a)	760	30,096
Covidien PLC	1,238	73,562
Eli Lilly & Co.	425	20,149
Furiex Pharmaceutical, Inc. (a)	350	6,678
Gilead Sciences, Inc. (a)	1,175	77,938
GlaxoSmithKline PLC, ADR	611	28,253
Hospira, Inc. (a)	420	13,784
InterMune, Inc. (a)	1,930	17,312
Johnson & Johnson	863	59,469
Life Technologies Corp. (a)	310	15,153
Merck & Co., Inc.	1,468	66,207
Novartis AG	169	10,343
Novartis AG, ADR	1,036	63,465
Novo Nordisk A/S, B Shares	121	19,042
Patterson Cos., Inc.	870	29,789
Pfizer, Inc.	1,873	46,544
Quest Diagnostics, Inc.	53	3,362
Roche Holding AG	118	22,072

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG, ADR	1,459	$68,558
Sirona Dental Systems, Inc. (a)	130	7,405
Smith & Nephew PLC	317	3,497
Symmetry Medical, Inc. (a)	1,295	12,808
Teleflex, Inc.	1,500	103,260
Teva Pharmaceutical Industries, Ltd., ADR	449	18,593
Thermo Fisher Scientific, Inc.	13	765
UnitedHealth Group, Inc.	5	277
Valeant Pharmaceuticals International (a)	790	43,663
VCA Antech, Inc. (a)	1,315	25,945
Waters Corp. (a)	69	5,750
WellPoint, Inc.	427	24,770
Zimmer Holdings, Inc.	250	16,905
		1,120,831

INDUSTRIALS: 8.3%
3M Co.	729	67,374
ABB, Ltd. (a)	158	2,965
ABB, Ltd., ADR (a)	157	2,936
Ameresco, Inc., Class A (a)	276	3,260
Atlas Copco AB, A Shares	254	5,935
Bombardier, Inc., Class B	260	976
Brady Corp., Class A	470	13,762
Canadian Pacific Railway, Ltd.	48	3,984
CH Robinson Worldwide, Inc.	985	57,672
Chicago Bridge & Iron Co. NV	18	686
CSX Corp.	66	1,370
Cummins, Inc.	41	3,781
Danaher Corp.	2,661	146,754
Deere & Co.	207	17,075
Dun & Bradstreet Corp.	300	23,886
East Japan Railway Co.	45	2,977
Eaton Corp.	155	7,325
Emerson Electric Co.	829	40,016
Expeditors International of Washington, Inc.	79	2,872
FedEx Corp.	32	2,708
Generac Holdings, Inc.	106	2,426
General Electric Co.	3,713	84,322
Herman Miller, Inc.	1,669	32,445
Honeywell International, Inc.	745	44,514
ICF International, Inc. (a)	866	17,407
IDEX Corp.	350	14,620

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Illinois Tool Works, Inc.	634	$37,704
Insperity, Inc.	990	24,978
Interface, Inc.	1,010	13,342
Iron Mountain, Inc.	2,050	69,926
JB Hunt Transport Services, Inc.	627	32,629
Mitsubishi Electric Corp.	267	1,968
MTR Corp. Ltd.	1,230	4,650
Nordson Corp.	66	3,869
Pall Corp.	940	59,681
Pentair, Ltd.	569	25,326
Quanta Services, Inc. (a)	153	3,779
Rockwell Automation, Inc.	18	1,252
Royal Philips (Netherlands)	251	5,860
RR Donnelley & Sons, Co.	1,289	13,663
Schneider Electric SA	63	3,725
Simpson Manufacturing Co., Inc.	790	22,610
SKF AB, B Shares	225	4,862
Snap-on, Inc.	105	7,546
Stanley Black & Decker, Inc.	142	10,828
Stericycle, Inc. (a)	22	1,991
Tennant Co.	85	3,640
Timken Co.	51	1,895
United Parcel Service, Inc., Class B	665	47,594
United Rentals, Inc. (a)	5	164
Verisk Analytics, Inc., Class A (a)	395	18,806
Waste Management, Inc.	2,684	86,102
WW Grainger, Inc.	199	41,465
Xylem, Inc.	184	4,627
		1,158,530

INFORMATION TECHNOLOGY: 10.5%
Accenture PLC, Class A	430	30,113
Adobe Systems, Inc. (a)	121	3,928
Altera Corp.	2,551	86,696
Anixter International, Inc.	160	9,194
Apple, Inc.	39	26,023
Applied Materials, Inc.	6,281	70,127
Autodesk, Inc. (a)	154	5,139
Brocade Communications Systems, Inc. (a)	2,175	12,865
CA, Inc.	724	18,654
Ceragon Networks, Ltd. (a)	2,195	12,512
Checkpoint Systems, Inc. (a)	1,505	12,461
Ciena Corp. (a)	2,175	29,580

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Cisco Systems, Inc.	496	$9,469
Citrix Systems, Inc. (a)	3	230
Clicksoftware Technologies, Ltd.	1,405	10,819
Cognizant Technology Solutions, Class A (a)	36	2,517
Corning, Inc.	211	2,775
eBay, Inc. (a)	137	6,632
EMC Corp. (a)	519	14,153
Ericsson, B Shares	634	5,783
EZchip Semiconductor, Ltd. (a)	685	20,954
Facebook, Inc., Class A (a)	103	2,230
Fair Isaac Corp.	405	17,925
Finisar Corp. (a)	2,330	33,319
Genpact, Ltd.	113	1,885
Google, Inc., Class A (a)	274	206,733
Harmonic, Inc. (a)	5,510	25,015
Hewlett-Packard Co.	639	10,901
IBM	293	60,783
Intel Corp.	1,329	30,142
Intuit, Inc.	149	8,773
Itron, Inc. (a)	58	2,503
Mastercard, Inc., Class A	200	90,296
Maxim Integrated Products, Inc.	648	17,250
Mentor Graphics Corp. (a)	780	12,074
Microchip Technology, Inc.	617	20,201
Microsoft Corp.	916	27,278
Motorola Solutions, Inc.	1,478	74,713
National Instruments Corp.	2,196	55,273
NetApp, Inc. (a)	121	3,978
Nuance Communications, Inc. (a)	70	1,742
Oracle Corp.	102	3,212
Paychex, Inc.	1,725	57,425
PMC - Sierra, Inc. (a)	3,655	20,614
Qualcomm, Inc.	814	50,867
Riverbed Technology, Inc. (a)	1,485	34,556
Taiwan Semiconductor Manu. Co., Ltd., ADR	110	1,740
TE Connectivity, Ltd.	836	28,432
Teradata Corp. (a)	19	1,433
Texas Instruments, Inc.	3,136	86,397
VeriSign, Inc. (a)	1,275	62,080
Visa, Inc., Class A	11	1,477
Xerox Corp	2,803	20,574
		1,462,445

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS: 2.5%
Air Products & Chemicals, Inc.	360	$29,772
Calgon Carbon Corp. (a)	1,455	20,821
Compass Minerals International	820	61,164
Crown Holdings, Inc. (a)	782	28,739
Ecolab, Inc.	748	48,478
International Paper Co.	598	21,719
MeadWestvaco Corp.	561	17,167
Novozymes A/S, ADR	624	17,316
Novozymes A/S, B Shares	248	6,840
Nucor Corp.	168	6,428
Potash Corp. of Saskatchewan, Inc.	54	2,345
Praxair, Inc.	712	73,963
Rio Tinto PLC, ADR	91	4,255
Syngenta AG, ADR	84	6,287
Teijin, Ltd.	434	1,060
Umicore SA	83	4,344
		350,698

TELECOMMUNICATION SERVICES: 1.3%
America Movil SAB de CV, Series L, ADR	312	7,937
AT&T, Inc.	1,370	51,649
BCE, Inc.	245	10,765
CenturyLink, Inc.	471	19,028
China Mobile, Ltd.	449	4,992
Telefonica SA	528	7,057
Verizon Communications, Inc.	446	20,324
Vodafone Group PLC, ADR	1,479	42,144
Windstream Corp.	1,415	14,307
		178,203

UTILITIES: 3.1%
AGL Resources, Inc.	925	37,842
American Water Works Co., Inc.	1,007	37,319
CenterPoint Energy, Inc.	93	1,981
Hyflux, Ltd.	1,041	1,188
ITC Holdings Corp.	32	2,419
MDU Resources Group, Inc.	1,820	40,113
National Fuel Gas Co.	23	1,243
National Grid PLC	423	4,666
National Grid PLC, ADR	450	24,912
NiSource, Inc.	2,042	52,030
Northwest Natural Gas Co.	640	31,514

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
ONEOK, Inc.	1,237	$59,759
Ormat Technologies, Inc.	180	3,375
Questar Corp.	4,260	86,606
Red Electrica Corp. SA	106	5,024
Sempra Energy	607	39,145
SSE PLC	211	4,748
Xcel Energy, Inc.	24	665
		434,549

TOTAL COMMON STOCKS (Cost $8,044,467)		8,953,689

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	67	5,337

TOTAL PREFERRED STOCK (Cost $4,227)		5,337

TOTAL STOCKS (Cost $8,048,694)		8,959,026

AFFILIATED INVESTMENT COMPANIES: 28.7%
Pax MSCI EAFE ESG Index ETF	25,746	590,613
Pax MSCI North America ESG Index ETF	82,681	2,472,625
Pax World Balanced Fund (b)	39	917
Pax World Global Environmental Markets Fund (b)	21,253	198,291
Pax World High Yield Bond Fund (b)	54	407
Pax World International Fund (b)	97,029	763,615

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,967,656)		4,026,468

NON-AFFILIATED INVESTMENT COMPANIES: 4.9%
Schroder Emerging Market Equity Fund (c)	52,632	682,109

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $675,445)		682,109

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
REPURCHASE AGREEMENT: 1.1%
State Street Repo, 0.010%, 10/01/12
(collateralized by United States Treasury Note, 6.250%, due 5/15/30, principal amount $100,000; market value $159,654)
TOTAL REPURCHASE AGREEMENT (Cost $152,000)	$152,000	$152,000

TOTAL INVESTMENTS: 98.8% (Cost $12,843,795)		13,819,603

Other assets and liabilities - (Net): 1.2%		169,582

Net Assets: 100.0%		$13,989,185

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 57.0%
COMMON STOCKS: 57.0%
CONSUMER DISCRETIONARY: 5.9%
Accor SA	65	$2,164
Arbitron, Inc.	370	14,023
Cinemark Holdings, Inc.	42	942
Comcast Corp., Class A	27	966
Comcast Corp., Special, Class A	705	24,534
DeVry, Inc.	885	20,143
DISH Network Corp., Class A	763	23,355
Ethan Allen Interiors, Inc.	64	1,403
Ford Motor Co.	339	3,343
Gannett Co, Inc.	1,385	24,584
Gentex Corp.	300	5,103
Hanesbrands, Inc. (a)	260	8,289
Hennes & Mauritz AB, B Shares	65	2,262
Home Depot, Inc.	372	22,458
International Game Technology	1,460	19,111
International Speedway Corp., Class A	435	12,341
Interpublic Group of Cos., Inc., The	1,530	17,014
Johnson Controls, Inc.	94	2,576
Macy’s, Inc.	43	1,618
Madison Square Garden Company, The, Class A (a)	175	7,047
McDonald’s Corp.	115	10,551
Meredith Corp.	260	9,100
Mohawk Industries, Inc. (a)	135	10,803
Newell Rubbermaid, Inc.	695	13,268
News Corp., Class A	1,739	42,658
NIKE, Inc., Class B	162	15,375
Nordstrom, Inc.	110	6,070
O’Reilly Automotive, Inc. (a)	189	15,804
PulteGroup, Inc. (a)	1,020	15,810
Royal Caribbean Cruises, Ltd.	530	16,011
Scripps Networks Interactive, Class A	663	40,595
SES SA	490	13,325
Shaw Communications, Inc., Class B	1,570	32,185
Sotheby’s	180	5,670
Staples, Inc.	200	2,304
Starbucks Corp.	84	4,263
Target Corp.	1,501	95,268
Time Warner Cable, Inc.	371	35,267
Time Warner, Inc.	983	44,559
Toll Brothers, Inc. (a)	245	8,141
Washington Post Co., The, Class B	24	8,713
WMS Industries, Inc. (a)	695	11,385
		670,401

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 5.8%
Coca-Cola Co., The	512	$19,420
Cosan, Ltd., Class A	145	2,300
CVS Caremark Corp.	1,681	81,394
Danone SA	47	2,892
HJ Heinz Co.	389	21,765
Ingredion, Inc.	160	8,826
JM Smucker Co., The	466	40,230
Kellogg Co.	421	21,749
Kimberly-Clark Corp.	280	24,018
L’Oreal SA	25	3,091
McCormick & Co., Inc.	1,355	84,064
Natura Cosmeticos SA	132	3,597
PepsiCo, Inc.	1,247	88,250
Procter & Gamble Co., The	1,662	115,276
Safeway, Inc.	557	8,962
Svenska Cellulosa AB, B Shares	248	4,611
Sysco Corp.	1,798	56,223
TESCO PLC	581	3,120
Unilever NV (Netherlands)	65	2,305
Unilever NV	1,289	45,734
United Natural Foods, Inc. (a)	83	4,851
WD-40 Co.	330	17,371
		660,049

ENERGY: 6.5%
Apache Corp.	126	10,895
Baker Hughes, Inc.	174	7,870
BG Group PLC, ADR	2,343	47,563
Cimarex Energy Co.	585	34,252
ConocoPhillips	531	30,363
Contango Oil & Gas Co. (a)	275	13,514
Energen Corp.	725	37,997
Energy XXI Bermuda, Ltd.	320	11,184
Ensco PLC, Class A	122	6,656
EQT Corp.	175	10,325
Kinder Morgan Management LLC	1,185	90,534
Newfield Exploration Co. (a)	1,451	45,445
Noble Corp. (a)	565	20,216
Noble Energy, Inc.	390	36,157
Pembina Pipeline Corp.	490	13,769

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Petroleo Brasileiro SA, ADR	268	$6,148
Rosetta Resources, Inc. (a)	80	3,832
Royal Dutch Shell PLC, ADR	508	35,260
Sasol Ltd., ADR	41	1,828
Seadrill, Ltd.	1,027	40,279
Spectra Energy Corp.	1,625	47,710
Statoil ASA, ADR	1,454	37,499
Suncor Energy, Inc.	439	14,421
Targa Resources Corp.	41	2,064
Total SA, ADR	510	25,551
W&T Offshore, Inc.	1,970	36,997
Weatherford International, Ltd. (a)	1,122	14,227
Williams Cos., Inc., The	1,323	46,264
		728,820

FINANCIALS: 8.1%
American Express Co.	872	49,582
American Tower Corp., REIT	200	14,278
Artio Global Investors, Inc.	1,010	3,010
Banco Bradesco SA, ADR	196	3,150
Bank of Montreal	245	14,465
Bank of New York Mellon Corp., The	477	10,790
BlackRock, Inc.	139	24,784
Capital One Financial Corp.	279	15,906
CapitaLand, Ltd.	656	1,690
CBRE Group, Inc., Class A (a)	825	15,188
Charles Schwab Corp., The	4,772	61,034
Cincinnati Financial Corp.	674	25,538
City National Corp.	155	7,984
CME Group, Inc.	734	42,058
Digital Realty Trust, Inc., REIT	412	28,778
First American Financial Corp.	1,880	40,740
First Horizon National Corp.	1,965	18,923
HCP, Inc., REIT	562	24,998
Hospitality Properties Trust, REIT	1,187	28,227
IntercontinentalExchange, Inc. (a)	162	21,612
Janus Capital Group, Inc.	2,620	24,733
Jones Lang LaSalle, Inc.	237	18,095
JPMorgan Chase & Co.	1,155	46,754
KKR & Co., LP	1,170	17,679
Lazard, Ltd., Class A	1,608	47,002
Loews Corp.	394	16,256

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
Marsh & McLennan Cos., Inc.	604	$20,494
MetLife, Inc.	495	17,058
Pinnacle Financial Partners, Inc. (a)	555	10,723
Plum Creek Timber Co., Inc., REIT	79	3,463
Progressive Corp., The	2,907	60,291
Royal Bank of Canada (Canadian)	40	2,300
SEI Investments Co.	1,130	24,239
State Street Corp.	641	26,896
Travelers Cos., Inc., The	338	23,072
U.S. Bancorp	1,224	41,983
Unibail-Rodamco SE, REIT	12	2,391
Valley National Bancorp	1,223	12,253
Wells Fargo & Co.	1,317	45,476
		913,893

HEALTH CARE: 7.6%
Abbott Laboratories	892	61,156
Agilent Technologies, Inc.	22	846
Baxter International, Inc.	518	31,215
Becton Dickinson & Co.	589	46,272
Bio-Rad Laboratories, Inc., Class A (a)	190	20,277
Bristol-Myers Squibb Co.	94	3,173
Celgene Corp. (a)	4	306
Charles River Laboratories Intl., Inc. (a)	535	21,186
Covidien PLC	716	42,545
Eli Lilly & Co.	530	25,127
Furiex Pharmaceutical, Inc. (a)	200	3,816
Gilead Sciences, Inc. (a)	810	53,727
GlaxoSmithKline PLC, ADR	761	35,189
Hospira, Inc. (a)	295	9,682
InterMune, Inc. (a)	1,115	10,002
Johnson & Johnson	785	54,094
Life Technologies Corp. (a)	213	10,411
Merck & Co., Inc.	1,179	53,173
Novartis AG	116	7,100
Novartis AG, ADR	690	42,269
Novo Nordisk A/S, B Shares	84	13,219
Patterson Cos., Inc.	600	20,544
Pfizer, Inc.	1,715	42,618
Quest Diagnostics, Inc.	36	2,283
Roche Holding AG	93	17,395
Roche Holding AG, ADR	846	39,754

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Sirona Dental Systems, Inc. (a)	85	$4,842
Smith & Nephew PLC	218	2,405
Symmetry Medical, Inc. (a)	915	9,049
Teleflex, Inc.	1,000	68,840
Teva Pharmaceutical Industries, Ltd., ADR	290	12,009
Thermo Fisher Scientific, Inc.	14	824
UnitedHealth Group, Inc.	5	277
Valeant Pharmaceuticals International (a)	545	30,122
VCA Antech, Inc. (a)	770	15,191
Waters Corp. (a)	47	3,916
WellPoint, Inc.	271	15,720
Zimmer Holdings, Inc.	175	11,833
		842,407

INDUSTRIALS: 7.0%
3M Co.	425	39,279
ABB, Ltd. (a)	109	2,045
ABB, Ltd., ADR (a)	167	3,123
Ameresco, Inc., Class A (a)	190	2,244
Atlas Copco AB, A Shares	174	4,066
Bombardier, Inc., Class B	276	1,036
Brady Corp., Class A	330	9,662
Canadian Pacific Railway, Ltd.	33	2,739
CH Robinson Worldwide, Inc.	675	39,521
Chicago Bridge & Iron Co. NV	19	724
CSX Corp.	71	1,473
Cummins, Inc.	43	3,965
Danaher Corp.	1,543	85,096
Deere & Co.	197	16,251
Dun & Bradstreet Corp.	213	16,959
East Japan Railway Co.	66	4,367
Eaton Corp.	124	5,860
Emerson Electric Co.	578	27,900
Expeditors International of Washington, Inc.	54	1,963
FedEx Corp.	22	1,862
Generac Holdings, Inc.	73	1,671
General Electric Co.	3,351	76,101
Herman Miller, Inc.	921	17,904
Honeywell International, Inc.	454	27,127
ICF International, Inc. (a)	542	10,894
IDEX Corp.	245	10,234
Illinois Tool Works, Inc.	394	23,431

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Insperity, Inc.	580	$14,633
Interface, Inc.	745	9,841
Iron Mountain, Inc.	1,390	47,413
JB Hunt Transport Services, Inc.	363	18,891
Mitsubishi Electric Corp.	350	2,580
MTR Corp. Ltd.	710	2,684
Nordson Corp.	70	4,103
Pall Corp.	541	34,348
Pentair, Ltd.	437	19,451
Quanta Services, Inc. (a)	105	2,594
Rockwell Automation, Inc.	19	1,321
Royal Philips (Netherlands)	172	4,016
RR Donnelley & Sons, Co.	1,617	17,140
Schneider Electric SA	44	2,601
Simpson Manufacturing Co., Inc.	530	15,169
SKF AB, B Shares	155	3,350
Snap-on, Inc.	75	5,390
Stanley Black & Decker, Inc.	92	7,015
Stericycle, Inc. (a)	23	2,082
Tennant Co.	58	2,484
Timken Co.	54	2,007
United Parcel Service, Inc., Class B	455	32,564
United Rentals, Inc. (a)	5	164
Verisk Analytics, Inc., Class A (a)	295	14,045
Waste Management, Inc.	1,845	59,187
WW Grainger, Inc.	117	24,378
Xylem, Inc.	148	3,721
		790,669

INFORMATION TECHNOLOGY: 9.0%
Accenture PLC, Class A	295	20,659
Adobe Systems, Inc. (a)	84	2,727
Altera Corp.	1,478	50,230
Anixter International, Inc.	115	6,608
Apple, Inc.	38	25,356
Applied Materials, Inc.	4,315	48,177
Autodesk, Inc. (a)	106	3,537
Brocade Communications Systems, Inc. (a)	1,400	8,281
CA, Inc.	912	23,498
Ceragon Networks, Ltd. (a)	1,365	7,781
Checkpoint Systems, Inc. (a)	880	7,286
Ciena Corp. (a)	1,270	17,272

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Cisco Systems, Inc.	408	$7,789
Citrix Systems, Inc. (a)	3	230
Clicksoftware Technologies, Ltd.	870	6,699
Cognizant Technology Solutions, Class A (a)	38	2,657
Corning, Inc.	145	1,907
eBay, Inc. (a)	94	4,551
EMC Corp. (a)	551	15,026
Ericsson, B Shares	436	3,977
EZchip Semiconductor, Ltd. (a)	400	12,236
Facebook, Inc., Class A (a)	110	2,382
Fair Isaac Corp.	285	12,614
Finisar Corp. (a)	1,345	19,234
Genpact, Ltd.	120	2,002
Google, Inc., Class A (a)	181	136,565
Harmonic, Inc. (a)	3,175	14,415
Hewlett-Packard Co.	405	6,909
IBM	201	41,697
Intel Corp.	1,572	35,653
Intuit, Inc.	159	9,362
Itron, Inc. (a)	40	1,726
Mastercard, Inc., Class A	127	57,338
Maxim Integrated Products, Inc.	809	21,536
Mentor Graphics Corp. (a)	455	7,043
Microchip Technology, Inc.	770	25,210
Microsoft Corp.	586	17,451
Motorola Solutions, Inc.	976	49,337
National Instruments Corp.	1,259	31,689
NetApp, Inc. (a)	84	2,762
Nuance Communications, Inc. (a)	75	1,867
Oracle Corp.	109	3,432
Paychex, Inc.	1,200	39,948
PMC - Sierra, Inc. (a)	2,140	12,070
Qualcomm, Inc.	625	39,056
Riverbed Technology, Inc. (a)	870	20,245
Taiwan Semiconductor Manu. Co., Ltd., ADR	117	1,851
TE Connectivity, Ltd.	516	17,549
Teradata Corp. (a)	20	1,508
Texas Instruments, Inc.	1,810	49,866
VeriSign, Inc. (a)	855	41,629
Visa, Inc., Class A	12	1,610
Xerox Corp	1,836	13,475
		1,015,515

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS: 2.2%
Air Products & Chemicals, Inc.	223	$18,442
Calgon Carbon Corp. (a)	855	12,235
Compass Minerals International	540	40,279
Crown Holdings, Inc. (a)	482	17,714
Ecolab, Inc.	457	29,618
International Paper Co.	745	27,058
MeadWestvaco Corp.	700	21,420
Novozymes A/S, ADR	369	10,240
Novozymes A/S, B Shares	171	4,716
Nucor Corp.	151	5,777
Potash Corp. of Saskatchewan, Inc.	57	2,475
Praxair, Inc.	448	46,538
Rio Tinto PLC, ADR	97	4,536
Syngenta AG, ADR	90	6,737
Teijin, Ltd.	700	1,711
Umicore SA	57	2,983
		252,479

TELECOMMUNICATION SERVICES: 1.5%
America Movil SAB de CV, Series L, ADR	331	8,421
AT&T, Inc.	1,291	48,671
BCE, Inc.	308	13,534
CenturyLink, Inc.	292	11,797
China Mobile, Ltd.	372	4,136
Telefonica SA	363	4,852
Verizon Communications, Inc.	279	12,714
Vodafone Group PLC, ADR	1,693	48,241
Windstream Corp.	1,763	17,823
		170,189

UTILITIES: 3.4%
AGL Resources, Inc.	565	23,114
American Water Works Co., Inc.	1,265	46,881
CenterPoint Energy, Inc.	99	2,109
Hyflux, Ltd.	1,315	1,501
ITC Holdings Corp.	22	1,663
MDU Resources Group, Inc.	1,250	27,550
National Fuel Gas Co.	25	1,351
National Grid PLC	291	3,210
National Grid PLC, ADR	562	31,112
NiSource, Inc.	2,549	64,949
Northwest Natural Gas Co.	440	21,666

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
ONEOK, Inc.	1,495	$72,223
Ormat Technologies, Inc.	123	2,306
Questar Corp.	2,807	57,066
Red Electrica Corp. SA	73	3,460
Sempra Energy	388	25,022
SSE PLC	145	3,263
Xcel Energy, Inc.	26	720
		389,166

TOTAL COMMON STOCKS (Cost $5,486,026)		6,433,588

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	45	3,585

TOTAL PREFERRED STOCK (Cost $2,822)		3,585

TOTAL STOCKS (Cost $5,488,848)		6,437,173

AFFILIATED INVESTMENT COMPANIES: 26.0%
Pax MSCI EAFE ESG Index ETF	14,585	334,580
Pax MSCI North America ESG Index ETF	52,026	1,555,869
Pax World Balanced Fund (b)	1,866	44,438
Pax World Global Environmental Markets Fund (b)	23,617	220,346
Pax World High Yield Bond Fund (b)	60,366	452,743
Pax World International Fund (b)	42,016	330,666

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,881,105)		2,938,642

NON-AFFILIATED INVESTMENT COMPANIES: 6.5%
Access Capital Community Investment Fund (b)	18,184	177,476
CRA Qualified Investment Fund (b)	12,198	137,598
Schroder Emerging Market Equity Fund (c)	31,905	413,484

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $742,797)		728,558

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 8.0%
CORPORATE BONDS: 2.2%
CONSUMER DISCRETIONARY: 0.2%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$3,000	$3,240
BorgWarner, Inc., 5.750%, 11/01/16	6,000	6,855
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	3,053
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,581
		18,729

ENERGY: 0.2%
ConocoPhillips Holding Co., 6.950%, 04/15/29	5,000	7,096
MidAmerican Energy Co., 6.750%, 12/30/31	6,000	8,208
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,180
		18,484

FINANCIALS: 1.1%
Markel Corp., 6.800%, 02/15/13	10,000	10,192
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,477
International Finance Corp., 2.250%, 04/28/14	10,000	10,318
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,613
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,840
Kemper Corp., 6.000%, 11/30/15	3,000	3,155
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	3,000	3,392
ProLogis, LP, 6.125%, 12/01/16	10,000	11,429
ERP Operating, LP, 7.125%, 10/15/17	5,000	6,091
Citigroup, Inc., 6.125%, 11/21/17	5,000	5,890
Bank of America Corp., 5.650%, 05/01/18	5,000	5,708
JPMorgan Chase & Co., 4.625%, 05/10/21	5,000	5,599
Wells Fargo & Co., 3.500%, 03/08/22	3,000	3,206
Fidelity National Financial, Inc., 5.500%, 09/01/22	3,000	3,222
State Street Corp., 7.350%, 06/15/26	10,000	13,878
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,425
		129,435

HEALTH CARE: 0.2%
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,587
DENTSPLY International, Inc., 2.750%, 08/15/16	4,000	4,128
McKesson Corp., 6.000%, 03/01/41	4,000	5,485
		20,200

INDUSTRIALS: 0.2%
GATX Corp., 9.000%, 11/15/13	8,065	8,670
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,620
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,624
		19,914

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 0.1%
KLA-Tencor Corp., 6.900%, 05/01/18	$6,000	$7,249

MATERIALS: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	6,038

TELECOMMUNICATION SERVICES: 0.0%
Frontier Communications Corp., 7.125%, 03/15/19	3,000	3,210

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	8,367
CMS Energy Corp., 4.250%, 09/30/15	6,000	6,383
		14,750

TOTAL CORPORATE BONDS (Cost $219,613)		238,009

U.S. GOVERNMENT AGENCY BONDS: 0.9%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.2%
5.000%, 11/17/17	15,000	18,179

FREDDIE MAC (AGENCY): 0.3%
3.750%, 03/27/19	23,000	26,842
2.375%, 01/13/22	4,000	4,205
		31,047

FANNIE MAE (AGENCY): 0.4%
1.625%, 10/26/15	14,000	14,523
5.375%, 07/15/16	12,000	14,174
6.625%, 11/15/30	8,000	12,313
5.625%, 07/15/37	6,000	8,790
		49,800

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $93,171)		99,026

GOVERNMENT BONDS: 0.2%
AID-Egypt, 4.450%, 09/15/15	10,000	11,176
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,283

TOTAL GOVERNMENT BONDS (Cost $20,697)		21,460

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES: 2.7%
0.625%, 04/15/13 (TIPS)	$8,672	$8,760
1.875%, 07/15/13 (TIPS)	18,712	19,275
0.125%, 08/31/13	80,000	79,975
1.250%, 04/15/14 (TIPS)	12,991	13,515
1.625%, 01/15/15 (TIPS)	3,600	3,860
0.500%, 04/15/15 (TIPS)	3,172	3,334
0.125%, 04/15/16 (TIPS)	21,798	23,114
1.375%, 07/15/18 (TIPS)	6,375	7,481
1.375%, 01/15/20 (TIPS)	8,476	10,152
2.125%, 08/15/21	80,000	84,638
2.375%, 01/15/25 (TIPS)	3,646	4,959
1.750%, 01/15/28 (TIPS)	27,341	35,469
3.375%, 04/15/32 (TIPS)	6,454	10,738

TOTAL U.S. TREASURY NOTES (Cost $284,271)		305,270

MORTGAGE-BACKED SECURITIES: 2.1%
GINNIE MAE (MORTGAGE BACKED): 1.0%
3.000%, 08/01/42	19,964	21,103
2.021%, 10/16/50	82,085	82,915
		104,018

FREDDIE MAC (MORTGAGE BACKED): 0.5%
5.000%, 06/01/39	14,277	15,482
4.500%, 07/01/39	10,281	11,063
4.500%, 11/01/39	9,010	9,695
4.500%, 09/01/40	11,628	12,544
4.000%, 10/01/41	9,825	10,583
		59,367

FANNIE MAE (MORTGAGE BACKED): 0.4%
4.000%, 01/01/41	7,589	8,189
3.500%, 02/01/41	8,285	8,896
4.000%, 12/01/41	8,496	9,171
6.040%, 07/01/13	9,289	9,447
4.000%, 03/01/26	13,035	13,955
		49,658

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 0.2%
Ally Auto Receivables Trust, 1.110%, 01/15/15	$8,774	$8,808
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,177
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	5,512	5,517
		24,502

TOTAL MORTGAGE-BACKED SECURITIES (Cost $232,779)		237,545

TOTAL BONDS (Cost $850,531)		901,310

REPURCHASE AGREEMENT: 0.9%
State Street Repo, 0.010%, 10/01/12 (collateralized by United States Treasury Note, 6.250%, due 05/15/30, principal amount $65,000; market value $103,775)
TOTAL REPURCHASE AGREEMENT (Cost $101,000)	101,000	101,000

TOTAL INVESTMENTS: 98.4% (Cost $10,064,281)		11,106,683

Other assets and liabilities - (Net): 1.6%		185,944

Net Assets: 100.0%		$11,292,627

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers®Moderate Portfolio	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 43.4%
COMMON STOCKS: 43.4%
CONSUMER DISCRETIONARY: 4.6%
Accor SA	60	$1,998
Arbitron, Inc.	350	13,265
Cinemark Holdings, Inc.	28	628
Comcast Corp., Class A	18	644
Comcast Corp., Special, Class A	628	21,854
DeVry, Inc.	945	21,508
DISH Network Corp., Class A	816	24,978
Ethan Allen Interiors, Inc.	43	943
Ford Motor Co.	228	2,248
Gannett Co, Inc.	1,430	25,383
Gentex Corp.	290	4,933
Hanesbrands, Inc. (a)	275	8,767
Hennes & Mauritz AB, B Shares	60	2,088
Home Depot, Inc.	387	23,363
International Game Technology	1,480	19,373
International Speedway Corp., Class A	415	11,774
Interpublic Group of Cos., Inc., The	1,630	18,126
Johnson Controls, Inc.	87	2,384
Macy’s, Inc.	29	1,091
Madison Square Garden Company, The, Class A (a)	200	8,054
McDonald’s Corp.	127	11,652
Meredith Corp.	280	9,800
Mohawk Industries, Inc. (a)	145	11,603
Newell Rubbermaid, Inc.	695	13,268
News Corp., Class A	1,369	33,582
NIKE, Inc., Class B	139	13,192
Nordstrom, Inc.	120	6,622
O’Reilly Automotive, Inc. (a)	167	13,965
PulteGroup, Inc. (a)	1,020	15,810
Royal Caribbean Cruises, Ltd.	550	16,616
Scripps Networks Interactive, Class A	606	37,105
SES SA	541	14,712
Shaw Communications, Inc., Class B	1,515	31,058
Sotheby’s	190	5,985
Staples, Inc.	184	2,120
Starbucks Corp.	56	2,842
Target Corp.	1,403	89,048
Time Warner Cable, Inc.	388	36,883
Time Warner, Inc.	1,000	45,329
Toll Brothers, Inc. (a)	255	8,473
Washington Post Co., The, Class B	26	9,438
WMS Industries, Inc. (a)	740	12,120
		654,625

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 4.4%
Coca-Cola Co., The	510	$19,344
Cosan, Ltd., Class A	134	2,125
CVS Caremark Corp.	1,675	81,104
Danone SA	43	2,646
HJ Heinz Co.	382	21,373
Ingredion, Inc.	108	5,957
JM Smucker Co., The	422	36,431
Kellogg Co.	445	22,989
Kimberly-Clark Corp.	298	25,562
L’Oreal SA	23	2,844
McCormick & Co., Inc.	1,253	77,736
Natura Cosmeticos SA	124	3,379
PepsiCo, Inc.	1,241	87,826
Procter & Gamble Co., The	1,541	106,884
Safeway, Inc.	536	8,624
Svenska Cellulosa AB, B Shares	228	4,239
Sysco Corp.	1,749	54,691
TESCO PLC	534	2,868
Unilever NV (Netherlands)	60	2,128
Unilever NV	1,139	40,412
United Natural Foods, Inc. (a)	76	4,442
WD-40 Co.	320	16,845
		630,449

ENERGY: 4.9%
Apache Corp.	143	12,365
Baker Hughes, Inc.	117	5,292
BG Group PLC, ADR	2,142	43,483
Cimarex Energy Co.	517	30,270
ConocoPhillips	555	31,735
Contango Oil & Gas Co. (a)	285	14,005
Energen Corp.	715	37,473
Energy XXI Bermuda, Ltd.	335	11,708
Ensco PLC, Class A	82	4,474
EQT Corp.	118	6,962
Kinder Morgan Management LLC	1,166	89,082
Newfield Exploration Co. (a)	1,308	40,967
Noble Corp. (a)	593	21,218
Noble Energy, Inc.	337	31,243
Pembina Pipeline Corp.	481	13,516
Petroleo Brasileiro SA, ADR	298	6,836

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Rosetta Resources, Inc. (a)	54	$2,587
Royal Dutch Shell PLC, ADR	540	37,481
Sasol Ltd., ADR	27	1,204
Seadrill, Ltd.	995	39,024
Spectra Energy Corp.	1,526	44,803
Statoil ASA, ADR	1,334	34,404
Suncor Energy, Inc.	435	14,290
Targa Resources Corp.	28	1,410
Total SA, ADR	497	24,900
W&T Offshore, Inc.	1,940	36,433
Weatherford International, Ltd. (a)	1,178	14,937
Williams Cos., Inc., The	1,282	44,831
		696,933

FINANCIALS: 6.3%
American Express Co.	816	46,398
American Tower Corp., REIT	135	9,638
Artio Global Investors, Inc.	1,150	3,427
Banco Bradesco SA, ADR	180	2,893
Bank of Montreal	237	13,992
Bank of New York Mellon Corp., The	462	10,450
BlackRock, Inc.	119	21,218
Capital One Financial Corp.	293	16,704
CapitaLand, Ltd.	622	1,602
CBRE Group, Inc., Class A (a)	875	16,109
Charles Schwab Corp., The	4,447	56,877
Cincinnati Financial Corp.	648	24,553
City National Corp.	155	7,984
CME Group, Inc.	702	40,225
Digital Realty Trust, Inc., REIT	385	26,892
First American Financial Corp.	1,920	41,606
First Horizon National Corp.	2,045	19,693
HCP, Inc., REIT	546	24,286
Hospitality Properties Trust, REIT	1,144	27,204
IntercontinentalExchange, Inc. (a)	145	19,344
Janus Capital Group, Inc.	2,690	25,394
Jones Lang LaSalle, Inc.	250	19,088
JPMorgan Chase & Co.	1,191	48,212
KKR & Co., LP	1,250	18,888
Lazard, Ltd., Class A	1,561	45,628
Loews Corp.	418	17,247
Marsh & McLennan Cos., Inc.	642	21,783

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
MetLife, Inc.	506	$17,437
Pinnacle Financial Partners, Inc. (a)	580	11,206
Plum Creek Timber Co., Inc., REIT	53	2,324
Progressive Corp., The	2,647	54,899
Royal Bank of Canada (Canadian)	37	2,128
SEI Investments Co.	1,104	23,681
State Street Corp.	645	27,064
Travelers Cos., Inc., The	354	24,164
U.S. Bancorp	1,299	44,555
Unibail-Rodamco SE, REIT	11	2,191
Valley National Bancorp	1,187	11,893
Wells Fargo & Co.	1,393	48,100
		896,977

HEALTH CARE: 5.8%
Abbott Laboratories	873	59,853
Agilent Technologies, Inc.	15	577
Baxter International, Inc.	498	30,009
Becton Dickinson & Co.	497	39,044
Bio-Rad Laboratories, Inc., Class A (a)	200	21,344
Bristol-Myers Squibb Co.	63	2,126
Celgene Corp. (a)	3	229
Charles River Laboratories Intl., Inc. (a)	565	22,374
Covidien PLC	623	37,019
Eli Lilly & Co.	512	24,274
Furiex Pharmaceutical, Inc. (a)	170	3,244
Gilead Sciences, Inc. (a)	770	51,074
GlaxoSmithKline PLC, ADR	744	34,403
Hospira, Inc. (a)	305	10,010
InterMune, Inc. (a)	1,160	10,405
Johnson & Johnson	793	54,646
Life Technologies Corp. (a)	223	10,900
Merck & Co., Inc.	1,205	54,346
Novartis AG	107	6,549
Novartis AG, ADR	667	40,860
Novo Nordisk A/S, B Shares	77	12,118
Patterson Cos., Inc.	570	19,517
Pfizer, Inc.	1,634	40,605
Quest Diagnostics, Inc.	33	2,093
Roche Holding AG	79	14,777
Roche Holding AG, ADR	733	34,444
Sirona Dental Systems, Inc. (a)	85	4,842

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Smith & Nephew PLC	200	$2,206
Symmetry Medical, Inc. (a)	900	8,901
Teleflex, Inc.	975	67,119
Teva Pharmaceutical Industries, Ltd., ADR	300	12,423
Thermo Fisher Scientific, Inc.	9	529
UnitedHealth Group, Inc.	4	222
Valeant Pharmaceuticals International (a)	520	28,740
VCA Antech, Inc. (a)	785	15,488
Waters Corp. (a)	43	3,583
WellPoint, Inc.	283	16,416
Zimmer Holdings, Inc.	190	12,848
		810,157

INDUSTRIALS: 5.3%
3M Co.	370	34,195
ABB, Ltd. (a)	100	1,876
ABB, Ltd., ADR (a)	112	2,094
Ameresco, Inc., Class A (a)	175	2,067
Atlas Copco AB, A Shares	160	3,739
Bombardier, Inc., Class B	203	762
Brady Corp., Class A	365	10,687
Canadian Pacific Railway, Ltd.	30	2,490
CH Robinson Worldwide, Inc.	655	38,350
Chicago Bridge & Iron Co. NV	13	495
CSX Corp.	47	975
Cummins, Inc.	29	2,674
Danaher Corp.	1,475	81,346
Deere & Co.	143	11,796
Dun & Bradstreet Corp.	225	17,915
East Japan Railway Co.	56	3,705
Eaton Corp.	102	4,821
Emerson Electric Co.	564	27,224
Expeditors International of Washington, Inc.	50	1,818
FedEx Corp.	20	1,692
Generac Holdings, Inc.	67	1,534
General Electric Co.	3,391	77,010
Herman Miller, Inc.	853	16,582
Honeywell International, Inc.	498	29,756
ICF International, Inc. (a)	438	8,804
IDEX Corp.	265	11,069
Illinois Tool Works, Inc.	415	24,680
Insperity, Inc.	580	14,633

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Interface, Inc.	800	$10,568
Iron Mountain, Inc.	1,360	46,390
JB Hunt Transport Services, Inc.	322	16,757
Mitsubishi Electric Corp.	283	2,086
MTR Corp. Ltd.	638	2,412
Nordson Corp.	47	2,755
Pall Corp.	463	29,396
Pentair, Ltd.	378	16,825
Quanta Services, Inc. (a)	97	2,396
Rockwell Automation, Inc.	13	904
Royal Philips (Netherlands)	159	3,712
RR Donnelley & Sons, Co.	1,573	16,674
Schneider Electric SA	40	2,365
Simpson Manufacturing Co., Inc.	535	15,312
SKF AB, B Shares	143	3,090
Snap-on, Inc.	80	5,750
Stanley Black & Decker, Inc.	102	7,778
Stericycle, Inc. (a)	16	1,448
Tennant Co.	53	2,269
Timken Co.	36	1,338
United Parcel Service, Inc., Class B	435	31,133
United Rentals, Inc. (a)	4	131
Verisk Analytics, Inc., Class A (a)	255	12,141
Waste Management, Inc.	1,775	56,942
WW Grainger, Inc.	103	21,461
Xylem, Inc.	121	3,043
		749,865

INFORMATION TECHNOLOGY: 6.7%
Accenture PLC, Class A	280	19,608
Adobe Systems, Inc. (a)	77	2,499
Altera Corp.	1,310	44,520
Anixter International, Inc.	110	6,321
Apple, Inc.	27	18,016
Applied Materials, Inc.	4,159	46,435
Autodesk, Inc. (a)	98	3,270
Brocade Communications Systems, Inc. (a)	1,270	7,512
CA, Inc.	885	22,802
Ceragon Networks, Ltd. (a)	1,450	8,265
Checkpoint Systems, Inc. (a)	890	7,369
Ciena Corp. (a)	1,195	16,252
Cisco Systems, Inc.	328	6,262

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Citrix Systems, Inc. (a)	2	$153
Clicksoftware Technologies, Ltd.	920	7,084
Cognizant Technology Solutions, Class A (a)	26	1,818
Corning, Inc.	134	1,762
eBay, Inc. (a)	87	4,212
EMC Corp. (a)	371	10,117
Ericsson, B Shares	401	3,658
EZchip Semiconductor, Ltd. (a)	400	12,236
Facebook, Inc., Class A (a)	74	1,602
Fair Isaac Corp.	285	12,614
Finisar Corp. (a)	1,395	19,949
Genpact, Ltd.	81	1,351
Google, Inc., Class A (a)	162	122,229
Harmonic, Inc. (a)	3,075	13,961
Hewlett-Packard Co.	429	7,319
IBM	197	40,868
Intel Corp.	1,524	34,564
Intuit, Inc.	107	6,300
Itron, Inc. (a)	37	1,597
Mastercard, Inc., Class A	117	52,823
Maxim Integrated Products, Inc.	790	21,030
Mentor Graphics Corp. (a)	455	7,043
Microchip Technology, Inc.	755	24,719
Microsoft Corp.	593	17,660
Motorola Solutions, Inc.	975	49,286
National Instruments Corp.	1,134	28,543
NetApp, Inc. (a)	77	2,532
Nuance Communications, Inc. (a)	50	1,245
Oracle Corp.	73	2,299
Paychex, Inc.	1,132	37,684
PMC - Sierra, Inc. (a)	2,255	12,718
Qualcomm, Inc.	544	33,995
Riverbed Technology, Inc. (a)	885	20,594
Taiwan Semiconductor Manu. Co., Ltd., ADR	79	1,250
TE Connectivity, Ltd.	542	18,433
Teradata Corp. (a)	14	1,056
Texas Instruments, Inc.	1,605	44,218
VeriSign, Inc. (a)	835	40,656
Visa, Inc., Class A	8	1,073
Xerox Corp	1,959	14,378
		945,760

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS: 1.7%
Air Products & Chemicals, Inc.	237	$19,600
Calgon Carbon Corp. (a)	870	12,450
Compass Minerals International	515	38,414
Crown Holdings, Inc. (a)	509	18,706
Ecolab, Inc.	409	26,507
International Paper Co.	727	26,405
MeadWestvaco Corp.	683	20,900
Novozymes A/S, ADR	311	8,630
Novozymes A/S, B Shares	157	4,330
Nucor Corp.	115	4,400
Potash Corp. of Saskatchewan, Inc.	38	1,650
Praxair, Inc.	414	43,006
Rio Tinto PLC, ADR	65	3,039
Syngenta AG, ADR	60	4,491
Teijin, Ltd.	565	1,381
Umicore SA	52	2,722
		236,631

TELECOMMUNICATION SERVICES: 1.1%
America Movil SAB de CV, Series L, ADR	223	5,673
AT&T, Inc.	1,280	48,256
BCE, Inc.	297	13,050
CenturyLink, Inc.	312	12,605
China Mobile, Ltd.	365	4,058
Telefonica SA	334	4,464
Verizon Communications, Inc.	294	13,398
Vodafone Group PLC, ADR	1,530	43,597
Windstream Corp.	1,735	17,541
		162,642

UTILITIES: 2.6%
AGL Resources, Inc.	590	24,137
American Water Works Co., Inc.	1,224	45,361
CenterPoint Energy, Inc.	67	1,427
Hyflux, Ltd.	1,230	1,404
ITC Holdings Corp.	20	1,512
MDU Resources Group, Inc.	1,210	26,668
National Fuel Gas Co.	17	919
National Grid PLC	267	2,945
National Grid PLC, ADR	553	30,614
NiSource, Inc.	2,470	62,936
Northwest Natural Gas Co.	420	20,681

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
ONEOK, Inc.	1,372	$66,281
Ormat Technologies, Inc.	114	2,138
Questar Corp.	2,754	55,989
Red Electrica Corp. SA	67	3,176
Sempra Energy	404	26,054
SSE PLC	134	3,015
Xcel Energy, Inc.	17	470
		375,727

TOTAL COMMON STOCKS (Cost $5,301,457)		6,159,766

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	52	4,142

TOTAL PREFERRED STOCK (Cost $3,277)		4,142

TOTAL STOCKS (Cost $5,304,734)		6,163,908

AFFILIATED INVESTMENT COMPANIES: 21.5%
Pax MSCI EAFE ESG Index ETF	9,503	217,999
Pax MSCI North America ESG Index ETF	47,127	1,409,361
Pax World Balanced Fund (b)	23,179	551,902
Pax World Global Environmental Markets Fund (b)	22,023	205,477
Pax World High Yield Bond Fund (b)	60,766	455,748
Pax World International Fund (b)	26,603	209,364

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,913,130)		3,049,851

NON-AFFILIATED INVESTMENT COMPANIES: 11.6%
Access Capital Community Investment Fund (b)	80,008	780,881
CRA Qualified Investment Fund (b)	49,502	558,387
Schroder Emerging Market Equity Fund (c)	23,885	309,549

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $1,633,562)		1,648,817

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 20.9%
CORPORATE BONDS: 5.7%
CONSUMER DISCRETIONARY: 0.4%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	$10,799
BorgWarner, Inc., 5.750%, 11/01/16	20,000	22,849
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,195
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	16,744
		61,587

ENERGY: 0.6%
ConocoPhillips Holding Co., 6.950%, 04/15/29	25,000	35,479
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	41,041
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,661
		88,180

FINANCIALS: 2.9%
Bank of America Corp., 5.650%, 05/01/18	15,000	17,123
Citigroup, Inc., 6.125%, 11/21/17	15,000	17,669
ERP Operating, LP, 7.125%, 10/15/17	20,000	24,363
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,567
Fidelity National Financial, Inc., 5.500%, 09/01/22	11,000	11,815
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,838
International Finance Corp., 2.250%, 04/28/14	35,000	36,115
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,431
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	16,797
Kemper Corp., 6.000%, 11/30/15	11,000	11,568
Markel Corp., 6.800%, 02/15/13	30,000	30,575
Progressive Corp., The, 6.700%, 06/15/37	25,000	27,125
ProLogis, LP, 6.125%, 12/01/16	30,000	34,288
State Street Corp., 7.350%, 06/15/26	20,000	27,757
Wells Fargo & Co., 3.500%, 03/08/22	10,000	10,686
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,518
		405,235

HEALTH CARE: 0.5%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,384
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,641
McKesson Corp., 6.000%, 03/01/41	11,000	15,085
		75,110

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INDUSTRIALS: 0.5%
GATX Corp., 9.000%, 11/15/13	$28,227	$30,344
Owens Corning, Inc., 6.500%, 12/01/16	18,000	20,231
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	20,246
		70,821

INFORMATION TECHNOLOGY: 0.2%
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,581

MATERIALS: 0.1%
Domtar Corp., 9.500%, 08/01/16	16,000	19,322

TELECOMMUNICATION SERVICES: 0.1%
Frontier Communications Corp., 7.125%, 03/15/19	11,000	11,770

UTILITIES: 0.4%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,884
CMS Energy Corp., 4.250%, 09/30/15	22,000	23,404
		53,288

TOTAL CORPORATE BONDS (Cost $749,408)		811,894

U.S. GOVERNMENT AGENCY BONDS: 2.2%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.4%
5.000%, 11/17/17	50,000	60,598

FREDDIE MAC (AGENCY): 0.9%
3.750%, 03/27/19	86,000	100,367
2.375%, 01/13/22	23,000	24,178
		124,545

FANNIE MAE (AGENCY): 0.9%
4.375%, 10/15/15	30,000	33,614
1.625%, 10/26/15	7,000	7,261
5.375%, 07/15/16	5,000	5,906
6.625%, 11/15/30	36,000	55,410
5.625%, 07/15/37	19,000	27,836
		130,027

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $294,203)		315,170

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.5%
AID-Egypt, 4.450%, 09/15/15	$35,000	$39,114
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,710

TOTAL GOVERNMENT BONDS (Cost $62,439)		64,824

MUNICIPAL BONDS: 1.3%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	50,000	57,704
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	129,086

TOTAL MUNICIPAL BONDS (Cost $169,975)		186,790

U.S. TREASURY NOTES: 5.3%
0.625%, 04/15/13 (TIPS)	32,519	32,850
1.875%, 07/15/13 (TIPS)	46,156	47,545
0.125%, 08/31/13	100,000	99,969
2.000%, 07/15/14 (TIPS)	46,189	49,292
1.625%, 01/15/15 (TIPS)	8,399	9,008
0.500%, 04/15/15 (TIPS)	120,525	126,702
1.375%, 07/15/18 (TIPS)	64,813	76,053
1.375%, 01/15/20 (TIPS)	47,678	57,106
2.125%, 08/15/21	101,000	106,855
2.375%, 01/15/25 (TIPS)	4,862	6,612
2.375%, 01/15/27 (TIPS)	14,770	20,424
1.750%, 01/15/28 (TIPS)	76,556	99,313
3.375%, 04/15/32 (TIPS)	16,780	27,918

TOTAL U.S. TREASURY NOTES (Cost $688,375)		759,647

MORTGAGE-BACKED SECURITIES: 5.9%
GINNIE MAE (MORTGAGE BACKED): 2.2%
3.459%, 05/16/36	125,000	135,226
4.500%, 08/20/41	106,896	118,377
3.000%, 08/01/42	49,910	52,757
		306,360
FREDDIE MAC (MORTGAGE BACKED): 2.0%
5.000%, 07/15/37	46,678	49,642
5.000%, 06/01/39	45,211	49,027
4.500%, 07/01/39	40,043	43,088
4.500%, 11/01/39	32,537	35,011
4.500%, 09/01/40	43,603	47,041

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC (MORTGAGE BACKED), continued
4.000%, 10/01/41	$56,494	$60,845
		284,654

FANNIE MAE (MORTGAGE BACKED): 1.0%
6.040%, 07/01/13	18,578	18,894
4.000%, 03/01/26	32,588	34,887
4.000%, 01/01/41	26,561	28,661
3.500%, 02/01/41	28,997	31,137
4.000%, 12/01/41	21,241	22,928
		136,507

COMMERCIAL MORTGAGE-BACKED: 0.7%
Ally Auto Receivables Trust, 1.110%, 01/15/15	29,247	29,360
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,799
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	9,839	10,369
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	19,292	19,308
		104,836

TOTAL MORTGAGE-BACKED SECURITIES (Cost $802,950)		832,357

TOTAL BONDS (Cost $2,767,350)		2,970,682

REPURCHASE AGREEMENT: 0.9%
State Street Repo, 0.010%, 10/01/12 (collateralized by United States Treasury Note, 6.250%, due 05/15/30, principal amount $80,000; market value $127,723)

TOTAL REPURCHASE AGREEMENT (Cost $125,000)	125,000	125,000

TOTAL INVESTMENTS: 98.3% (Cost $12,743,776)		13,958,258

Other assets and liabilities - (Net): 1.7%		244,249

Net Assets: 100.0%		$14,202,507

(a) Non income producing security.

(b) Institutional Class share

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers® Conservative Portfolio	September 30, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 21.4%
COMMON STOCKS: 21.4%
CONSUMER DISCRETIONARY: 2.2%
Accor SA	23	$766
Arbitron, Inc.	70	2,653
Comcast Corp., Special, Class A	184	6,403
DeVry, Inc.	270	6,145
DISH Network Corp., Class A	271	8,295
Gannett Co, Inc.	430	7,633
Gentex Corp.	60	1,021
Hanesbrands, Inc. (a)	60	1,913
Hennes & Mauritz AB, B Shares	23	800
Home Depot, Inc.	127	7,667
International Game Technology	450	5,891
International Speedway Corp., Class A	125	3,546
Interpublic Group of Cos., Inc., The	470	5,226
Johnson Controls, Inc.	34	932
Madison Square Garden Company, The, Class A (a)	55	2,215
McDonald’s Corp.	41	3,762
Meredith Corp.	85	2,975
Mohawk Industries, Inc. (a)	43	3,441
Newell Rubbermaid, Inc.	205	3,913
News Corp., Class A	377	9,248
NIKE, Inc., Class B	45	4,271
Nordstrom, Inc.	35	1,931
O’Reilly Automotive, Inc. (a)	49	4,097
PulteGroup, Inc. (a)	200	3,100
Royal Caribbean Cruises, Ltd.	165	4,985
Scripps Networks Interactive, Class A	175	10,715
SES SA	177	4,813
Shaw Communications, Inc., Class B	430	8,815
Sotheby’s	50	1,575
Staples, Inc.	72	829
Target Corp.	407	25,832
Time Warner Cable, Inc.	126	11,978
Time Warner, Inc.	304	13,780
Toll Brothers, Inc. (a)	50	1,662
Washington Post Co., The, Class B	7	2,541
WMS Industries, Inc. (a)	210	3,440
		188,809

CONSUMER STAPLES: 2.2%
Coca-Cola Co., The	163	6,183
Cosan, Ltd., Class A	52	825
CVS Caremark Corp.	514	24,888

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Danone SA	17	$1,046
HJ Heinz Co.	138	7,721
JM Smucker Co., The	121	10,446
Kellogg Co.	138	7,129
Kimberly-Clark Corp.	96	8,235
L’Oreal SA	9	1,113
McCormick & Co., Inc.	365	22,645
Natura Cosmeticos SA	20	545
PepsiCo, Inc.	369	26,114
Procter & Gamble Co., The	433	30,033
Safeway, Inc.	183	2,944
Svenska Cellulosa AB, B Shares	89	1,655
Sysco Corp.	517	16,167
TESCO PLC	209	1,122
Unilever NV (Netherlands)	23	816
Unilever NV	338	11,991
United Natural Foods, Inc. (a)	30	1,753
WD-40 Co.	90	4,737
		188,108

ENERGY: 2.5%
Apache Corp.	47	4,064
BG Group PLC, ADR	608	12,342
Cimarex Energy Co.	152	8,900
ConocoPhillips	180	10,292
Contango Oil & Gas Co. (a)	85	4,177
Energen Corp.	195	10,220
Energy XXI Bermuda, Ltd.	60	2,097
Kinder Morgan Management LLC	423	32,317
Newfield Exploration Co. (a)	375	11,745
Noble Corp. (a)	198	7,084
Noble Energy, Inc.	88	8,158
Pembina Pipeline Corp.	174	4,889
Petroleo Brasileiro SA, ADR	97	2,225
Royal Dutch Shell PLC, ADR	176	12,216
Seadrill, Ltd.	360	14,119
Spectra Energy Corp.	533	15,649
Statoil ASA, ADR	423	10,909
Suncor Energy, Inc.	124	4,073
Total SA, ADR	180	9,018
W&T Offshore, Inc.	475	8,922
Weatherford International, Ltd. (a)	384	4,870

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Williams Cos., Inc., The	465	16,261
		214,547

FINANCIALS: 3.1%
American Express Co.	240	13,646
Artio Global Investors, Inc.	220	656
Banco Bradesco SA, ADR	70	1,125
Bank of Montreal	85	5,018
Bank of New York Mellon Corp., The	118	2,669
BlackRock, Inc.	31	5,527
Capital One Financial Corp.	95	5,416
CapitaLand, Ltd.	201	518
CBRE Group, Inc., Class A (a)	255	4,695
Charles Schwab Corp., The	1,240	15,860
Cincinnati Financial Corp.	234	8,866
City National Corp.	45	2,318
CME Group, Inc.	234	13,408
Digital Realty Trust, Inc., REIT	129	9,011
First American Financial Corp.	470	10,185
First Horizon National Corp.	395	3,804
HCP, Inc., REIT	198	8,807
Hospitality Properties Trust, REIT	401	9,536
IntercontinentalExchange, Inc. (a)	45	6,003
Janus Capital Group, Inc.	805	7,599
Jones Lang LaSalle, Inc.	73	5,574
JPMorgan Chase & Co.	368	14,897
KKR & Co., LP	360	5,440
Lazard, Ltd., Class A	456	13,329
Loews Corp.	131	5,405
Marsh & McLennan Cos., Inc.	205	6,956
MetLife, Inc.	170	5,858
Pinnacle Financial Partners, Inc. (a)	110	2,125
Progressive Corp., The	822	17,048
Royal Bank of Canada (Canadian)	14	805
SEI Investments Co.	296	6,349
State Street Corp.	193	8,098
Travelers Cos., Inc., The	113	7,713
U.S. Bancorp	409	14,029
Unibail-Rodamco SE, REIT	4	797
Valley National Bancorp	430	4,309
Wells Fargo & Co.	444	15,331
		268,730

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE: 3.0%
Abbott Laboratories	316	$21,665
Baxter International, Inc.	183	11,028
Becton Dickinson & Co.	124	9,741
Bio-Rad Laboratories, Inc., Class A (a)	55	5,870
Charles River Laboratories Intl., Inc. (a)	160	6,336
Covidien PLC	196	11,646
Eli Lilly & Co.	186	8,818
Furiex Pharmaceutical, Inc. (a)	40	763
Gilead Sciences, Inc. (a)	220	14,593
GlaxoSmithKline PLC, ADR	269	12,439
Hospira, Inc. (a)	89	2,921
InterMune, Inc. (a)	225	2,018
Johnson & Johnson	275	18,950
Life Technologies Corp. (a)	71	3,470
Merck & Co., Inc.	406	18,311
Novartis AG	42	2,571
Novartis AG, ADR	204	12,497
Novo Nordisk A/S, B Shares	30	4,721
Patterson Cos., Inc.	165	5,650
Pfizer, Inc.	543	13,494
Quest Diagnostics, Inc.	13	825
Roche Holding AG	21	3,928
Roche Holding AG, ADR	220	10,338
Sirona Dental Systems, Inc. (a)	15	854
Smith & Nephew PLC	78	860
Symmetry Medical, Inc. (a)	305	3,016
Teleflex, Inc.	260	17,898
Teva Pharmaceutical Industries, Ltd., ADR	97	4,017
Valeant Pharmaceuticals International (a)	150	8,291
VCA Antech, Inc. (a)	150	2,960
Waters Corp. (a)	17	1,417
WellPoint, Inc.	92	5,337
Zimmer Holdings, Inc.	55	3,718
		250,961

INDUSTRIALS: 2.6%
3M Co.	109	10,074
ABB, Ltd. (a)	39	732
Ameresco, Inc., Class A (a)	68	803
Atlas Copco AB, A Shares	63	1,472
Brady Corp., Class A	105	3,074
Canadian Pacific Railway, Ltd.	12	996

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
CH Robinson Worldwide, Inc.	185	$10,832
Danaher Corp.	447	24,652
Deere & Co.	15	1,237
Dun & Bradstreet Corp.	67	5,335
East Japan Railway Co.	33	2,183
Eaton Corp.	27	1,276
Emerson Electric Co.	154	7,434
Expeditors International of Washington, Inc.	20	727
FedEx Corp.	8	677
Generac Holdings, Inc.	26	595
General Electric Co.	1,168	26,525
Herman Miller, Inc.	254	4,938
Honeywell International, Inc.	155	9,261
ICF International, Inc. (a)	144	2,894
IDEX Corp.	80	3,342
Illinois Tool Works, Inc.	131	7,791
Insperity, Inc.	115	2,901
Interface, Inc.	230	3,038
Iron Mountain, Inc.	380	12,962
JB Hunt Transport Services, Inc.	95	4,944
Mitsubishi Electric Corp.	100	737
MTR Corp. Ltd.	422	1,595
Pall Corp.	143	9,079
Pentair, Ltd.	105	4,674
Quanta Services, Inc. (a)	38	939
Royal Philips (Netherlands)	62	1,448
RR Donnelley & Sons, Co.	570	6,042
Schneider Electric SA	16	946
Simpson Manufacturing Co., Inc.	145	4,150
SKF AB, B Shares	56	1,210
Snap-on, Inc.	25	1,797
Stanley Black & Decker, Inc.	26	1,983
Tennant Co.	21	899
United Parcel Service, Inc., Class B	125	8,946
Verisk Analytics, Inc., Class A (a)	80	3,809
Waste Management, Inc.	518	16,617
WW Grainger, Inc.	31	6,459
Xylem, Inc.	31	780
		222,805

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 3.0%
Accenture PLC, Class A	80	$5,602
Adobe Systems, Inc. (a)	30	974
Altera Corp.	384	13,050
Anixter International, Inc.	35	2,011
Apple, Inc.	3	2,002
Applied Materials, Inc.	1,202	13,420
Autodesk, Inc. (a)	38	1,268
Brocade Communications Systems, Inc. (a)	275	1,627
CA, Inc.	320	8,245
Ceragon Networks, Ltd. (a)	265	1,511
Checkpoint Systems, Inc. (a)	195	1,615
Ciena Corp. (a)	235	3,196
Cisco Systems, Inc.	78	1,489
Clicksoftware Technologies, Ltd.	170	1,309
Corning, Inc.	52	684
eBay, Inc. (a)	34	1,646
Ericsson, B Shares	157	1,432
EZchip Semiconductor, Ltd. (a)	85	2,600
Fair Isaac Corp.	90	3,983
Finisar Corp. (a)	270	3,861
Google, Inc., Class A (a)	47	35,462
Harmonic, Inc. (a)	635	2,883
Hewlett-Packard Co.	134	2,286
IBM	57	11,825
Intel Corp.	555	12,587
Itron, Inc. (a)	14	604
Mastercard, Inc., Class A	32	14,447
Maxim Integrated Products, Inc.	286	7,613
Mentor Graphics Corp. (a)	95	1,471
Microchip Technology, Inc.	274	8,971
Microsoft Corp.	198	5,896
Motorola Solutions, Inc.	287	14,508
National Instruments Corp.	331	8,331
NetApp, Inc. (a)	30	986
Paychex, Inc.	326	10,853
PMC - Sierra, Inc. (a)	420	2,369
Qualcomm, Inc.	120	7,499
Riverbed Technology, Inc. (a)	170	3,956
TE Connectivity, Ltd.	175	5,952
Texas Instruments, Inc.	476	13,114
VeriSign, Inc. (a)	225	10,955
Xerox Corp	623	4,572
		258,665

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
MATERIALS: 0.8%
Air Products & Chemicals, Inc.	75	$6,203
Calgon Carbon Corp. (a)	165	2,361
Compass Minerals International	135	10,070
Crown Holdings, Inc. (a)	163	5,990
Ecolab, Inc.	122	7,907
International Paper Co.	264	9,588
MeadWestvaco Corp.	248	7,589
Novozymes A/S, ADR	93	2,581
Novozymes A/S, B Shares	61	1,682
Nucor Corp.	18	689
Praxair, Inc.	123	12,777
Teijin, Ltd.	301	736
Umicore SA	20	1,046
		69,219

TELECOMMUNICATION SERVICES: 0.6%
AT&T, Inc.	435	16,400
BCE, Inc.	107	4,702
CenturyLink, Inc.	99	4,000
China Mobile, Ltd.	314	3,491
Telefonica SA	130	1,738
Verizon Communications, Inc.	95	4,329
Vodafone Group PLC, ADR	471	13,421
Windstream Corp.	628	6,348
		54,429

UTILITIES: 1.4%
AGL Resources, Inc.	150	6,137
American Water Works Co., Inc.	443	16,418
Hyflux, Ltd.	414	472
ITC Holdings Corp.	8	605
MDU Resources Group, Inc.	345	7,604
National Grid PLC	104	1,147
National Grid PLC, ADR	200	11,072
NiSource, Inc.	894	22,779
Northwest Natural Gas Co.	120	5,909
ONEOK, Inc.	430	20,773
Ormat Technologies, Inc.	44	825
Questar Corp.	719	14,617
Red Electrica Corp. SA	26	1,232

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
Sempra Energy	131	$8,448
SSE PLC	52	1,170
		119,208

TOTAL COMMON STOCKS (Cost $1,569,557)		1,835,481

PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	13	1,036

TOTAL PREFERRED STOCK (Cost $822)		1,036

TOTAL STOCKS (Cost $1,570,379)		1,836,517

AFFILIATED INVESTMENT COMPANIES: 17.2%
Pax MSCI EAFE ESG Index ETF	6,544	150,119
Pax MSCI North America ESG Index ETF	20,634	617,072
Pax World Balanced Fund (b)	10,693	254,598
Pax World Global Environmental Markets Fund (b)	6,331	59,068
Pax World High Yield Bond Fund (b)	43,074	323,057
Pax World International Fund (b)	8,398	66,096

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,413,440)		1,470,010

NON-AFFILIATED INVESTMENT COMPANIES: 12.9%
Access Capital Community Investment Fund (b)	67,230	656,170
CRA Qualified Investment Fund (b)	29,744	335,516
Schroder Emerging Market Equity Fund (c)	9,098	117,912

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $1,097,747)		1,109,598

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 33.9%
CORPORATE BONDS: 9.8%
CONSUMER DISCRETIONARY: 0.8%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	$10,799
BorgWarner, Inc., 5.750%, 11/01/16	24,000	27,419
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,195
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	16,744
		66,157

ENERGY: 1.1%
ConocoPhillips Holding Co., 6.950%, 04/15/29	25,000	35,479
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	41,041
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,660
		88,180

FINANCIALS: 5.0%
Markel Corp., 6.800%, 02/15/13	35,000	35,671
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,431
International Finance Corp., 2.250%, 04/28/14	35,000	36,115
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,838
Willis North America, Inc., 5.625%, 07/15/15	35,000	37,938
Kemper Corp., 6.000%, 11/30/15	11,000	11,568
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,567
ProLogis, LP, 6.125%, 12/01/16	35,000	40,002
ERP Operating, LP, 7.125%, 10/15/17	20,000	24,363
Citigroup, Inc., 6.125%, 11/21/17	15,000	17,669
Bank of America Corp., 5.650%, 05/01/18	15,000	17,123
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	16,797
Wells Fargo & Co., 3.500%, 03/08/22	10,000	10,686
Fidelity National Financial, Inc., 5.500%, 09/01/22	11,000	11,815
State Street Corp., 7.350%, 06/15/26	20,000	27,757
Progressive Corp., The, 6.700%, 06/15/37	25,000	27,125
		421,465

HEALTH CARE: 0.9%
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,641
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,384
McKesson Corp., 6.000%, 03/01/41	11,000	15,085
		75,110

INDUSTRIALS: 0.8%
GATX Corp., 9.000%, 11/15/13	28,227	30,344
Owens Corning, Inc., 6.500%, 12/01/16	20,000	22,479
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	19,121
		71,944

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 0.3%
KLA-Tencor Corp., 6.900%, 05/01/18	$22,000	$26,581

MATERIALS: 0.2%
Domtar Corp., 9.500%, 08/01/16	17,000	20,530

TELECOMMUNICATION SERVICES: 0.1%
Frontier Communications Corp., 7.125%, 03/15/19	11,000	11,770

UTILITIES: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,884
CMS Energy Corp., 4.250%, 09/30/15	22,000	23,404
		53,288

TOTAL CORPORATE BONDS (Cost $771,012)		835,025

U.S. GOVERNMENT AGENCY BONDS: 3.4%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.7%
5.000%, 11/17/17	50,000	60,598

FREDDIE MAC (AGENCY): 1.6%
3.750%, 03/27/19	95,000	110,870
2.375%, 01/13/22	27,000	28,383
		139,253

FANNIE MAE (AGENCY): 1.1%
5.375%, 07/15/16	15,000	17,717
6.625%, 11/15/30	34,000	52,332
5.625%, 07/15/37	19,000	27,836
		97,885

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $276,124)		297,736

GOVERNMENT BONDS: 0.8%
AID-Egypt, 4.450%, 09/15/15	35,000	39,114
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,710

TOTAL GOVERNMENT BONDS (Cost $62,439)		64,824

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES: 6.3%
0.625%, 04/15/13 (TIPS)	$7,588	$7,665
1.125%, 06/15/13	65,000	65,442
1.875%, 07/15/13 (TIPS)	51,146	52,685
0.125%, 08/31/13	62,000	61,981
2.000%, 07/15/14 (TIPS)	51,051	54,481
0.500%, 04/15/15 (TIPS)	8,458	8,891
1.625%, 01/15/18 (TIPS)	10,937	12,810
1.375%, 07/15/18 (TIPS)	92,438	108,470
1.375%, 01/15/20 (TIPS)	23,309	27,919
2.375%, 01/15/25 (TIPS)	36,465	49,586
2.375%, 01/15/27 (TIPS)	11,361	15,711
1.750%, 01/15/28 (TIPS)	27,341	35,469
3.375%, 04/15/32 (TIPS)	19,362	32,215

TOTAL U.S. TREASURY NOTES (Cost $475,012)		533,325

MORTGAGE-BACKED SECURITIES: 13.6%
GINNIE MAE (MORTGAGE BACKED): 6.8%
4.175%, 01/16/38	75,000	80,458
4.500%, 01/15/40	94,226	104,202
4.500%, 08/20/41	305,729	338,567
3.000%, 08/01/42	49,910	52,757
		575,984

FREDDIE MAC (MORTGAGE BACKED): 3.3%
5.000%, 07/15/37	48,800	51,898
5.000%, 06/01/39	45,211	49,027
4.500%, 07/01/39	40,043	43,088
4.500%, 11/01/39	32,537	35,011
4.500%, 09/01/40	43,603	47,041
4.000%, 10/01/41	56,494	60,845
		286,910

FANNIE MAE (MORTGAGE BACKED): 1.6%
6.040%, 07/01/13	23,222	23,618
4.000%, 03/01/26	32,588	34,887
4.000%, 01/01/41	26,561	28,661
3.500%, 02/01/41	28,997	31,137
4.000%, 12/01/41	21,241	22,927
		141,230

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
SMALL BUSINESS ADMINISTRATION: 0.7%
0.600%, 07/25/20	$13,341	$13,352
5.490%, 03/01/28	40,984	47,362
		60,714
COMMERCIAL MORTGAGE-BACKED: 1.2%
Ally Auto Receivables Trust, 1.110%, 01/15/15	29,247	29,360
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,799
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	9,839	10,369
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	19,292	19,307
		104,835

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,125,665)		1,169,673

TOTAL BONDS (Cost $2,710,252)		2,900,583

REPURCHASE AGREEMENT: 4.1%
State Street Repo, 0.010%, 10/01/12 (collateralized by United States Treasury Note, 6.250%, due 05/15/30, principal amount $230,000; market value $367,206)
TOTAL REPURCHASE AGREEMENT (Cost $354,000)	$354,000	354,000

TOTAL INVESTMENTS: 89.5% (Cost $7,145,818)		7,670,708

Other assets and liabilities - (Net): 10.5%		900,169

Net Assets: 100.0%		$8,570,877

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I

NOTE A — Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006.  As of September 30, 2012, the Trust offered eleven investment funds.

These financial statements relate only to the ESG Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”), ESG Growth Portfolio (the “Growth Portfolio”), ESG Moderate Portfolio (the “Moderate Portfolio”), and ESG Conservative Portfolio (the “Conservative Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.  The Funds described herein commenced operations on January 4, 2010.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions.  At September 30, 2012, no fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2.  To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Debt securities including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

	Level One	Level Two	Level Three	Totals

ESG Aggressive Growth
Common Stocks - Domestic	$7,701,565	$—	$—	$7,701,565
Common Stocks - Foreign	1,062,910	189,214	—	1,252,124
Preferred Stocks - Foreign	—	5,337	—	5,337
Affiliated Investment Companies	4,026,468	—	—	4,026,468
Unaffiliated Investment Companies	682,109	—	—	682,109
Cash Equivalents	—	152,000	—	152,000
Total	$13,473,052	$346,551	$—	$13,819,603
ESG Growth
Common Stocks - Domestic	$5,492,093	$—	$—	$5,492,093
Common Stocks - Foreign	804,006	137,489	—	941,495
Preferred Stocks - Foreign	—	3,585	—	3,585
Affiliated Investment Companies	2,938,642	—	—	2,938,642
Unaffiliated Investment Companies	728,558	—	—	728,558
Corporate Bonds	—	238,009	—	238,009
U.S. Govt Agency Bonds	—	99,026	—	99,026
Government Bonds	—	21,460	—	21,460
U.S. Treasury Notes	—	305,270	—	305,270
Mortgage-Backed Securities	—	237,545	—	237,545
Cash Equivalents	—	101,000	—	101,000
Total	$9,963,299	$1,143,384	$—	$11,106,683
ESG Moderate
Common Stocks - Domestic	$5,277,735	$—	$—	$5,277,735
Common Stocks - Foreign	754,926	127,105	—	882,031
Preferred Stocks - Foreign	—	4,142	—	4,142
Affiliated Investment Companies	3,049,851	—	—	3,049,851
Unaffiliated Investment Companies	1,648,817	—	—	1,648,817
Corporate Bonds	—	811,894	—	811,894
U.S. Govt Agency Bonds	—	315,170	—	315,170
Government Bonds	—	64,824	—	64,824
Municipal Bonds	—	186,790	—	186,790
U.S. Treasury Notes	—	759,647	—	759,647
Mortgage-Backed Securities	—	832,357	—	832,357
Cash Equivalents	—	125,000	—	125,000
Total	$10,731,329	$3,226,929	$—	$13,958,258
ESG Conservative
Common Stocks - Domestic	$1,558,707	$—	$—	$1,558,707
Common Stocks - Foreign	226,778	49,996	—	276,774
Preferred Stocks - Foreign	—	1,036	—	1,036
Affiliated Investment Companies	1,470,010	—	—	1,470,010
Unaffiliated Investment Companies	1,109,598	—	—	1,109,598
Corporate Bonds	—	835,025	—	835,025
U.S. Govt Agency Bonds	—	297,736	—	297,736
Government Bonds	—	64,824	—	64,824
U.S. Treasury Notes	—	533,325	—	533,325
Mortgage-Backed Securities	—	1,169,673	—	1,169,673
Cash Equivalents	—	354,000	—	354,000
Total	$4,365,093	$3,305,615	$—	$7,670,708

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  There were no significant transfers between Level 1 and Level 2 during the period. This does not include transfers between Level 1 and Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2012 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Aggressive Growth	$11,206,321	$—	$3,656,665	$—
Growth	4,733,238	128,133	3,841,518	65,296
Moderate	6,625,705	370,367	4,016,781	163,291
Conservative	3,617,997	574,366	3,019,244	473,037

(1)Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2012 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2012 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Aggressive Growth	$12,843,795	$1,189,200	$213,392	$975,808
Growth	10,064,281	1,192,219	149,817	1,042,402
Moderate	12,743,776	1,315,663	101,181	1,214,482
Conservative	7,145,818	555,555	30,665	524,890

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At September 30, 2012, the Funds held the following investments in affiliated companies:

	Value at	Purchases	Sales	Realized	Unrealized	Income
Fund	9/30/2012	Cost	Proceeds	Gain (Loss)	Gain (Loss)	Distributions

Aggressive Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$590,613	$971,074	$426,717	$(79,528)	$(707)	$9,691
Pax MSCI North America ESG Index ETF	2,472,625	2,026,517	56,087	(273)	81,082	23,758
Pax World Balanced Fund	917	9	269,209	32,675	146	9
Pax World Global Green Fund	198,291	119,087	1,794	(111)	3,242	1,288
Pax World High Yield Bond Fund	407	1,517	94,399	2,989	5	1,519
Pax World International Fund	763,615	650,636	187,275	(14,082)	(24,955)	13,728
Total	$4,026,468	$3,768,840	$1,035,481	$(58,330)	$58,813	$49,993

Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$334,580	$523,801	$199,600	$(36,022)	$(1,872)	$4,391
Pax MSCI North America ESG Index ETF	1,555,869	1,098,579	100,035	(94)	62,631	15,462
Pax World Balanced Fund	44,438	88,042	99,246	7,443	941	357
Pax World Global Green Fund	220,346	97,397	—	—	6,901	1,415
Pax World High Yield Bond Fund	452,743	109,369	190,076	(7,572)	1,272	26,683
Pax World International Fund	330,666	37,990	238,422	(14,030)	(12,337)	6,017
Total	$2,938,642	$1,955,178	$827,379	$(50,275)	$57,536	$54,325

Moderate Portfolio
Pax MSCI EAFE ESG Index ETF	$217,999	$272,963	$164,670	$(29,831)	$5,374	$3,405
Pax MSCI North America ESG Index ETF	1,409,361	742,746	106,034	(1,611)	98,373	13,339
Pax World Balanced Fund	551,902	535,781	70,496	(760)	23,531	4,832
Pax World Global Green Fund	205,477	133,930	50,000	(1,848)	5,913	1,648
Pax World High Yield Bond Fund	455,748	308,677	237,000	(9,058)	6,094	24,533
Pax World International Fund	209,364	209,877	230,925	(16,124)	(2,564)	6,012
Total	$ ,049,851	$2,203,974	$859,125	$(59,232)	$136,721	$53,769

Conservative Portfolio
Pax MSCI EAFE ESG Index ETF	$150,119	$141,296	$19,938	$(220)	$651	$1,685
Pax MSCI North America ESG Index ETF	617,072	446,289	32,184	(217)	28,024	4,842
Pax World Balanced Fund	254,598	183,984	194,664	6,381	27,035	2,446
Pax World Global Green Fund	59,068	9,387	14,224	539	3,447	387
Pax World High Yield Bond Fund	323,057	157,478	139,049	(6,920)	(447)	14,906
Pax World International Fund	66,096	14,174	67,364	(2,852)	(2,139)	1,489
Total	$ ,470,010	$952,608	$467,423	$(3,289)	$56,571	$25,755

Dividends from affiliates are reinvested, with reinvestment amount included under Purchases Cost column above.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2012, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2012, the Funds did not directly hold any securities which were deemed illiquid.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2012

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 26, 2012